                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-03264

Exact name of registrant as specified in charter:      Dryden Government
                                                       Securities Trust

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Deborah A. Docs
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-7521

Date of fiscal year end:                               May 31, 2003

Date of reporting period:                              May 31, 2003

Item 1 -- Reports to Stockholders

                                              SEMIANNUAL REPORT
                                              MAY 31, 2003

DRYDEN
GOVERNMENT SECURITIES TRUST/
MONEY MARKET SERIES &
U.S. TREASURY MONEY MARKET SERIES

(Formerly known as Prudential Government Securities Trust)

FUND TYPE
Money market

OBJECTIVES
Money Market Series: High current income, preservation of capital, and maintenance of liquidity.

U.S. Treasury Money Market Series:
High current income consistent with the
preservation of principal and liquidity.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust's portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a service mark of
The Prudential Insurance Company of America.          (LOGO)

Dryden Government Securities Trust

Performance at a Glance

FUND OBJECTIVE--MONEY MARKET SERIES
The investment objective of the Money Market Series
(the Series) is high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Series will achieve its investment objective.

    Fund Facts                                         As of 5/31/03
    Money Market Series

                         7-Day         Net Asset    Weighted Avg.  Net Assets
                     Current Yield*   Value (NAV)    Mat. (WAM)    (Millions)
Class A                  0.46%           $1.00         63 Days       $587
Class Z                  0.59%           $1.00         63 Days       $ 25
iMoneyNet, Inc.
Gov't Agency Avg.**      0.54%           $1.00         52 Days       N/A

*Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Money Market Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market
Series.

**iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government Agency
Average as of May 27, 2003; the closest date to the end of our reporting period.

                            www.jennisondryden.com    (800) 225-1852

Semiannual Report    May 31, 2003

FUND OBJECTIVE--U.S. TREASURY MONEY MARKET SERIES
The investment objective of the U.S. Treasury Money
Market Series (the Series) is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Series will achieve its investment objective.

    Fund Facts                                     As of 5/31/03
    U.S. Treasury Money Market Series

                               7-Day         Net Asset   Weighted Avg.  Net Assets
                            Current Yield*  Value (NAV)   Mat. (WAM)    (Millions)
Class A                         0.52%          $1.00       74 Days        $434
Class Z                         0.64%          $1.00       74 Days        $  6
iMoneyNet, Inc.
100% U.S. Treasuries Avg.**     0.50%          $1.00       65 Days         N/A

*Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the U.S. Treasury Money Market Series is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
Although the U.S. Treasury Money Market Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the U. S. Treasury Money Market Series.

**iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. 100% U.S. Treasuries
Average as of May 27, 2003; the closest date to the end of our reporting period.

                                       July 15, 2003

DEAR SHAREHOLDER,
Stock markets in the United States and abroad posted their best quarterly gains in 4 1/2 years in June 2003 and the U.S. bond market rally continued. This has encouraged a sense of cautious optimism among investors. We welcome these developments, but regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.

Whether you are investing for your retirement, your children's education, or some other goal, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative
Management. Prudential Fixed Income manages the
JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals.
We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Dryden Government
Securities Trust in March 2003. Thank you for your confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.

Sincerely,


Judy A. Rice, President
Dryden Government Securities Trust/Money Market Series
Dryden Government Securities Trust/U.S. Treasury Money Market Series

       Dryden Government Securities Trust        Money Market Series
             Portfolio of Investments as of May 31, 2003 (Unaudited)

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Federal Farm Credit Bank  10.6%
$   65,000   1.185%, 4/7/04, F.R.N.                                  $   64,973,607
-------------------------------------------------------------------------------------
Federal Home Loan Bank  22.3%
     7,000   1.099%, 9/15/03, F.R.N.                                      6,999,997
    30,000   1.214%, 11/24/04, F.R.N.                                    29,989,279
       250   5.91%, 7/2/03                                                  250,739
     1,000   4.50%, 7/7/03                                                1,002,087
     2,000   5.125%, 9/15/03                                              2,022,105
       265   5.19%, 10/20/03                                                268,975
       300   5.35%, 12/1/03                                                 306,068
       100   5.53%, 12/8/03                                                 102,194
       100   5.85%, 12/15/03                                                102,446
     5,000   1.36%, 4/5/04                                                5,000,000
    15,500   1.35%, 4/6/04                                               15,500,000
    10,000   1.40%, 4/13/04                                              10,000,000
    10,000   4.875%, 4/16/04                                             10,313,535
     6,200   1.40%, 5/10/04                                               6,200,000
     9,000   1.35%, 5/12/04                                               8,994,945
    10,000   1.40%, 5/12/04                                              10,000,000
     3,000   1.40%, 6/2/04                                                3,000,000
    15,000   1.30%, 6/7/04                                               15,000,000
     5,000   1.32%, 6/9/04                                                5,000,000
     6,000   1.30%, 6/28/04                                               6,000,000
                                                                     --------------
                                                                        136,052,370
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  2.5%
    12,500   4.50%, 6/15/03                                              12,508,790
     1,000   3.50%, 9/15/03                                               1,006,398
     2,000   3.25%, 5/20/04                                               2,035,113
                                                                     --------------
                                                                         15,550,301
-------------------------------------------------------------------------------------
Federal National Mortgage Association  27.5%
    10,000   1.24%, 7/22/03, F.R.N.                                       9,999,495
    25,000   1.13%, 8/1/03, F.R.N.                                       24,997,014
    10,500   1.169%, 1/22/04, F.R.N.                                     10,496,501
    50,000   1.31%, 1/29/04, F.R.N.                                      50,000,000
     9,175   1.12%, 7/1/03                                                9,166,437
    12,000   1.18%, 7/1/03                                               11,988,200
    30,000   1.19%, 8/1/03                                               29,940,500
     2,485   4.00%, 8/15/03                                               2,498,755
    13,129   1.15%, 9/2/03                                               13,090,381
     6,000   3.125%, 11/15/03                                             6,030,774
                                                                     --------------
                                                                        168,208,057

    See Notes to Financial Statements                                      3

       Dryden Government Securities Trust        Money Market Series
             Portfolio of Investments as of May 31, 2003 (Unaudited) Cont'd.

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Student Loan Marketing Association  1.3%
$    8,000   2.25%, 7/2/03, M.T.N.                                   $    7,999,878
-------------------------------------------------------------------------------------
Repurchase Agreements(a)  44.2%
    60,000   Bank America, 1.26%, dated 5/27/03, due 6/03/03 in
              the amount of $60,014,700 (cost $60,000,000; the
              value of the collateral including interest was
              $61,200,001)                                               60,000,000
    61,000   Credit Suisse First Boston, Inc., 1.27%, dated
              5/27/03, due 6/02/03 in the amount of $61,012,912
              (cost $61,000,000; the value of the collateral
              including interest was $62,223,354)                        61,000,000
    25,000   Greenwich Capital Markets, 1.26%, dated 5/29/03, due
              6/26/03 in the amount of $25,024,500 (cost
              $25,000,000; the value of the collateral including
              interest was $25,501,307)                                  25,000,000
    26,000   Joint Repurchase Agreement (Note 4), 1.36%, dated
              5/30/03, due 6/02/03 in the amount of $26,002,947
              (cost $26,000,000; the value of the collateral
              including interest was $26,520,297)                        26,000,000
    28,773   Merrill Lynch, 1.30%, dated 5/29/03, due 6/02/03 in
              the amount of $28,777,156 (cost $28,773,000; the
              value of the collateral including interest was
              $29,352,212)                                               28,773,000
    11,077   Merrill Lynch, 1.31%, dated 5/30/03, due 6/06/03 in
              the amount of $11,079,822 (cost $11,077,000; the
              value of the collateral including interest was
              $11,300,885)                                               11,077,000
    30,000   Morgan Stanley, 1.30%, dated 5/29/03, due 6/02/03 in
              the amount of $30,004,333 (cost $30,000,000; the
              value of the collateral including interest was
              $30,600,000)                                               30,000,000
    28,481   Morgan Stanley, 1.28%, dated 5/28/03, due 6/04/03 in
              the amount of $28,488,089 (cost $28,481,000; the
              value of the collateral including interest was
              $29,050,621)                                               28,481,000
                                                                     --------------
                                                                        270,331,000
                                                                     --------------
             Total Investments  108.4%
              (amortized cost $663,115,213(b))                          663,115,213
             Liabilities in excess of other assets  (8.4)%              (51,454,856)
                                                                     --------------
             Net Assets  100%                                        $  611,660,357
                                                                     --------------
                                                                     --------------

------------------------------
F.R.N.-- Floating Rate Note. The interest rate reflected is the rate in effect at May 31, 2003.
M.T.N.--Medium Term Note.

(a) Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(b) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

    4                                      See Notes to Financial Statements

  Dryden Government Securities Trust        U.S. Treasury Money Market Series
             Portfolio of Investments as of May 31, 2003 (Unaudited)

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
United States Treasury Bills  82.7%
$   18,305   1.16%, 6/13/03                                          $   18,297,922
    50,000   1.0825%, 6/19/03                                            49,972,937
    50,000   1.09285%, 6/19/03                                           49,972,679
    17,745   1.10%, 6/19/03                                              17,735,240
    25,000   1.105%, 6/19/03                                             24,986,188
       137   1.16%, 6/26/03                                                 136,890
    38,667   1.15%, 7/3/03                                               38,627,474
    10,000   1.15%, 7/17/03                                               9,985,306
    10,000   1.18%, 7/17/03                                               9,984,922
    20,000   1.1675%, 7/24/03                                            19,965,623
       144   1.17%, 7/24/03                                                 143,752
     9,948   1.08%, 7/31/03                                               9,930,094
    15,000   1.16%, 7/31/03                                              14,971,000
    25,000   1.095%, 8/7/03                                              24,949,052
    25,000   1.10%, 8/7/03                                               24,948,819
       468   1.16%, 8/7/03                                                  466,990
    25,000   1.07%, 8/14/03                                              24,945,014
    24,325   1.16%, 8/14/03                                              24,266,998
                                                                     --------------
                                                                        364,286,900
-------------------------------------------------------------------------------------
United States Treasury Notes  17.2%
    42,397   3.00%, 11/30/03                                             42,745,535
    25,000   3.625%, 3/31/04                                             25,509,062
     5,000   3.375%, 4/30/04                                              5,095,290
     2,607   5.25%, 5/15/04                                               2,704,970
                                                                     --------------
                                                                         76,054,857
                                                                     --------------
             Total Investments  99.9%
              (amortized cost $440,341,757(a))                          440,341,757
             Other assets in excess of liabilities  0.1%                    310,124
                                                                     --------------
             Net Assets  100%                                        $  440,651,881
                                                                     --------------
                                                                     --------------
------------------------------
(a) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

    See Notes to Financial Statements                                      5

       Dryden Government Securities Trust        As of May 31, 2003
             Statement of Assets and Liabilities (Unaudited)

                                                                     U.S. Treasury
                                                        Money            Money
                                                    Market Series    Market Series
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost                      $ 663,115,213    $ 440,341,757
Cash                                                           --            1,009
Receivable for Series shares sold                       4,720,929        6,663,287
Interest receivable                                       874,199          813,945
Other assets                                                9,443            5,676
                                                    -------------    -------------
      Total assets                                    668,719,784      447,825,674
                                                    -------------    -------------
LIABILITIES
Payable for investments purchased                      49,030,881               --
Payable for Series shares reacquired                    7,314,809        6,766,837
Accrued expenses and other liabilities                    330,401          136,228
Management fee payable                                    208,158          153,402
Dividends payable                                          68,719           57,421
Distribution fee payable                                   62,511           47,279
Payable to Custodian                                       33,079               --
Deferred trustee's fees                                    10,869           12,626
                                                    -------------    -------------
      Total liabilities                                57,059,427        7,173,793
                                                    -------------    -------------
NET ASSETS                                          $ 611,660,357    $ 440,651,881
                                                    -------------    -------------
                                                    -------------    -------------
Net assets were comprised of:
   Shares of beneficial interest, at par ($.01
   per share)                                       $   6,116,604    $   4,406,519
   Paid-in capital in excess of par                   605,543,753      436,245,362
                                                    -------------    -------------
Net assets, May 31, 2003                            $ 611,660,357    $ 440,651,881
                                                    -------------    -------------
                                                    -------------    -------------
Class A:
   Net asset value, offering price and redemption
      price per share ($586,848,833 / 586,848,833
      shares of beneficial interest issued and
      outstanding)                                          $1.00
                                                    -------------
                                                    -------------
      ($434,368,309 / 434,368,309 shares of
      beneficial interest issued and outstanding)                            $1.00
                                                                     -------------
                                                                     -------------
Class Z:
   Net asset value, offering price and redemption
      price per share ($24,811,524 / 24,811,524
      shares of beneficial interest issued and
      outstanding)                                          $1.00
                                                    -------------
                                                    -------------
      ($6,283,572 / 6,283,572 shares of
      beneficial interest issued and outstanding)                            $1.00
                                                                     -------------
                                                                     -------------

    6                                      See Notes to Financial Statements

       Dryden Government Securities Trust        Six Months Ended May 31, 2003
             Statement of Operations (Unaudited)

                                                                       U.S. Treasury
                                                          Money            Money
                                                      Market Series    Market Series
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                            $ 4,615,849      $ 3,962,210
                                                      -------------    -------------
Expenses
   Management fee                                        1,220,557        1,223,486
   Distribution fee--Class A                               368,847          378,669
   Transfer agent's fees and expenses                      825,000          112,000
   Reports to shareholders                                  50,000           13,000
   Registration fees                                        45,000           45,000
   Custodian's fees and expenses                            40,000           39,000
   Legal fees and expenses                                  15,000           15,000
   Audit fee                                                13,000           13,000
   Trustees' fees                                            8,000            9,000
   Insurance expense                                         6,000            3,000
   Miscellaneous                                             3,751              369
                                                      -------------    -------------
      Total expenses                                     2,595,155        1,851,524
                                                      -------------    -------------
Net investment income                                    2,020,694        2,110,686
                                                      -------------    -------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                 5,398           54,962
                                                      -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $ 2,026,092      $ 2,165,648
                                                      -------------    -------------
                                                      -------------    -------------

    See Notes to Financial Statements                                      7

       Dryden Government Securities Trust        Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended                Ended
                                               May 31, 2003       November 30, 2002
-----------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment income                       $   2,020,694        $   7,353,632
   Net realized gain on investment
      transactions                                     5,398              108,891
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                              2,026,092            7,462,523
                                             -----------------    -----------------
Dividends and distributions (Note 1)
      Class A                                     (1,947,808)          (7,104,781)
      Class Z                                        (78,284)            (357,742)
                                             -----------------    -----------------
                                                  (2,026,092)          (7,462,523)
                                             -----------------    -----------------
Series share transactions(a) (Note 5)
   Net proceeds from shares subscribed           482,769,885          898,494,487
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                2,009,200            7,518,194
   Cost of shares reacquired                    (503,705,287)        (914,652,030)
                                             -----------------    -----------------
   Net decrease in net assets from Series
      share transactions                         (18,926,202)          (8,639,349)
                                             -----------------    -----------------
Total decrease                                   (18,926,202)          (8,639,349)
NET ASSETS
Beginning of period                              630,586,559          639,225,908
                                             -----------------    -----------------
End of period                                  $ 611,660,357        $ 630,586,559
                                             -----------------    -----------------
                                             -----------------    -----------------
------------------------------
(a) At $1.00 per share for the Money Market Series.

    8                                      See Notes to Financial Statements

 Dryden Government Securities Trust        U.S. Treasury Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended                Ended
                                               May 31, 2003       November 30, 2002
-----------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment income                      $     2,110,686      $     6,213,512
   Net realized gain on investment
      transactions                                     54,962              327,216
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                               2,165,648            6,540,728
                                             -----------------    -----------------
Dividends and distributions (Note 1)
      Class A                                      (2,141,837)          (6,462,685)
      Class Z                                         (23,811)             (78,043)
                                             -----------------    -----------------
                                                   (2,165,648)          (6,540,728)
                                             -----------------    -----------------
Series share transactions(a) (Note 5)
   Net proceeds from shares subscribed          3,193,182,816        2,921,203,514
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 1,821,493            6,027,099
   Cost of shares reacquired                   (3,141,620,914)      (3,049,069,855)
                                             -----------------    -----------------
   Net increase (decrease) in net assets
      from Series share transactions               53,383,395         (121,839,242)
                                             -----------------    -----------------
Total increase (decrease)                          53,383,395         (121,839,242)
NET ASSETS
Beginning of period                               387,268,486          509,107,728
                                             -----------------    -----------------
End of period                                 $   440,651,881      $   387,268,486
                                             -----------------    -----------------
                                             -----------------    -----------------
------------------------------
(a) At $1.00 per share for the U.S. Treasury Money Market Series.

    See Notes to Financial Statements                                      9

       Dryden Government Securities Trust
             Notes to Financial Statements (Unaudited)

      Dryden Government Securities Trust (the 'Fund'), formerly known as Prudential Government Securities Trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund consists of two series: the Money Market Series and the U.S. Treasury Money Market Series (each a 'Series'); the monies of each series are invested in separate, independently managed portfolios. The Money Market Series seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less. The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of principal and liquidity by investing exclusively in U.S. Treasury obligations that mature in 13 months or less.

Note 1. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and each Series in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. The Fund's expenses are allocated to the respective Series on the basis of relative net assets except for Series specific expenses which are allocated at a Series or class level.

       Dryden Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

      Dividends and Distributions:    The Series declare daily dividends from
net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Federal Income Taxes:    For federal income tax purposes, each Series of
the Fund is treated as a separate taxable entity. It is each Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly based on the average daily net assets of each Series. With respect to the Money Market Series, the management fee is payable as follows: .40 of 1% of average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion. With respect to the U.S. Treasury Money Market Series, the management fee is payable at an annual rate of .40 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the 'Class A Plan'), regardless of expenses actually incurred by PIM. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

       Dryden Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

      Pursuant to the Class A Plan, the Money Market Series and the U.S. Treasury Money Market Series compensate PIMS at an annual rate of 0.125 of 1% of each Series' Class A average daily net assets.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended May 31, 2003, the Fund incurred fees of approximately $420,200 and $111,600, respectively, for the Money Market Series and U.S. Treasury Money Market Series. As of May 31, 2003, approximately $70,900 and $16,800 of such fees were due to PMFS, respectively, for the Money Market Series and U.S. Treasury Money Market Series. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

Note 4. Joint Repurchase Agreement Account
The Money Market Series, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of May 31, 2003, the Money Market Series had a 11.70% undivided interest in the joint account. The undivided interest for the Fund represents $26,000,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

      Greenwich Capital Markets, Inc., 1.37%, in the principal amount of $74,084,000, repurchase price $74,092,458, due 6/2/03. The value of the collateral including accrued interest was $75,567,236.

      SBC Warburg Asia Limited, 1.36%, in the principal amount of $74,084,000, repurchase price $74,092,396, due 6/2/03. The value of the collateral including accrued interest was $75,565,882.

      J.P. Morgan Chase, 1.35%, in the principal amount of $74,084,000, repurchase price $74,092,334, due 6/2/03. The value of the collateral including accrued interest was $75,566,458.

Note 5. Capital
The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for

       Dryden Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

sale to a limited group of investors. Each series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

      Transactions in shares of beneficial interest for the Money Market Series were as follows:

                                                    Six Months Ended       Year Ended
                                                         May 31,          November 30,
Class A                                                   2003                2002
-------------------------------------------------   -----------------    --------------
Shares sold                                               474,109,902       860,460,410
Shares issued in reinvestment of dividends and
  distributions                                             1,929,443         7,153,338
Shares reacquired                                        (496,774,922)     (868,067,278)
                                                    -----------------    --------------
Net increase (decrease) in shares outstanding             (20,735,577)         (453,530)
                                                    -----------------    --------------
                                                    -----------------    --------------
Class Z
-------------------------------------------------
Shares sold                                                 8,659,983        38,034,077
Shares issued in reinvestment of dividends and
  distributions                                                79,757           364,856
Shares reacquired                                          (6,930,365)      (46,584,752)
                                                    -----------------    --------------
Net increase (decrease) in shares outstanding               1,809,375        (8,185,819)
                                                    -----------------    --------------
                                                    -----------------    --------------

      Transactions in shares of beneficial interest for the U.S. Treasury Money Market Series were as follows:

                                                    Six Months Ended       Year Ended
                                                         May 31,          November 30,
Class A                                                   2003                2002
-------------------------------------------------   -----------------    --------------
Shares sold                                             3,191,639,962     2,917,283,152
Shares issued in reinvestment of dividends and
  distributions                                             1,797,696         5,947,387
Shares reacquired                                      (3,140,810,567)   (3,043,851,561)
                                                    -----------------    --------------
Net increase (decrease) in shares outstanding              52,627,091      (120,621,022)
                                                    -----------------    --------------
                                                    -----------------    --------------
Class Z
-------------------------------------------------
Shares sold                                                 1,542,854         3,920,362
Shares issued in reinvestment of dividends and
  distributions                                                23,797            79,712
Shares reacquired                                            (810,347)       (5,218,294)
                                                    -----------------    --------------
Net increase (decrease) in shares outstanding                 756,304        (1,218,220)
                                                    -----------------    --------------
                                                    -----------------    --------------

       Dryden Government Securities Trust        Money Market Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
                                                                  ----------------
Net investment income and net realized gain on investment
transactions                                                             0.003
Dividends and distributions                                             (0.003)
                                                                  ----------------
Net asset value, end of period                                        $  1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          0.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $586,849
Average net assets (000)                                              $591,777
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.85%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.73%(b)
   Net investment income                                                  0.66%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total return for period less than one full year is not annualized.
(b) Annualized.

    14                                     See Notes to Financial Statements

       Dryden Government Securities Trust        Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended November 30,
----------------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
       0.012                0.039                0.053                0.042                0.048
      (0.012)              (0.039)              (0.053)              (0.042)              (0.048)
----------------     ----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        1.19%                4.04%                5.43%                4.31%                4.87%
    $607,585             $608,038             $558,307             $576,868             $590,004
    $612,109             $589,136             $559,103             $594,266             $589,649
        0.77%                0.83%                0.91%                0.90%                0.80%
        0.64%                0.70%                0.79%                0.77%                0.67%
        1.14%                3.82%                5.35%                4.23%                4.77%

    See Notes to Financial Statements                                     15

       Dryden Government Securities Trust        Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
                                                                      --------
Net investment income and net realized gain on investment
   transactions                                                          0.004
Dividends and distributions                                             (0.004)
                                                                      --------
Net asset value, end of period                                        $  1.000
                                                                      --------
                                                                      --------
TOTAL RETURN(a):                                                          0.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 24,812
Average net assets (000)                                              $ 20,178
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.73%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.73%(b)
   Net investment income                                                  0.78%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total return for period less than one full year is not annualized.
(b) Annualized.

    16                                     See Notes to Financial Statements

       Dryden Government Securities Trust        Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
----------------------------------------------------------------------------------------------------------
                                         Year Ended November 30,
----------------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
       0.013                0.040                0.054                0.044                0.049
      (0.013)              (0.040)              (0.054)              (0.044)              (0.049)
----------------     ----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        1.32%                4.16%                5.56%                4.44%                5.00%
    $ 23,002             $ 31,188             $ 38,534             $ 41,546             $ 26,901
    $ 27,790             $ 37,641             $ 34,243             $ 32,984             $ 19,236
        0.64%                0.70%                0.79%                0.77%                0.67%
        0.64%                0.70%                0.79%                0.77%                0.67%
        1.27%                4.03%                5.48%                4.38%                4.89%

    See Notes to Financial Statements                                     17

 Dryden Government Securities Trust        U.S. Treasury Money Market Series
                 Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
                                                                  ----------------
Net investment income and net realized gain on investment
transactions                                                             0.003
Dividends and distributions                                             (0.003)
                                                                  ----------------
Net asset value, end of period                                        $  1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           0.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $434,368
Average net assets (000)                                              $607,535
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.61%(c)
   Expenses, excluding distribution and service (12b-1) fees              0.48%(c)
   Net investment income                                                  0.71%(c)


------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for period less than one full year is not annualized.
(b) Reflects overall Series ratio for investment income and non-class specific expenses.
(c) Annualized.

    18                                     See Notes to Financial Statements

 Dryden Government Securities Trust        U.S. Treasury Money Market Series
                  Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended November 30,
----------------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
       0.013                0.038                0.052                0.041                0.046
      (0.013)              (0.038)              (0.052)              (0.041)              (0.046)
----------------     ----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        1.32%                4.01%                5.27%                4.19%                4.66%
    $381,741             $502,362             $365,154             $321,641             $336,985
    $492,503             $444,533             $396,454             $383,772             $420,140
        0.63%                0.62%(b)             0.61%                0.63%                0.63%
        0.50%                0.49%(b)             0.48%                0.51%                0.51%
        1.25%                3.92%(b)             5.09%                4.08%                4.57%

    See Notes to Financial Statements                                     19

 Dryden Government Securities Trust        U.S. Treasury Money Market Series
                  Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2003
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
                                                                  ----------------
Net investment income and net realized gain on investment
   transactions                                                          0.004
Dividends and distributions                                             (0.004)
                                                                  ----------------
Net asset value, end of period                                        $  1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           0.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $  6,284
Average net assets (000)                                              $  5,889
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.48%(d)
   Expenses, excluding distribution and service (12b-1) fees              0.48%(d)
   Net investment income                                                  0.84%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for period less than one full year is not annualized.
(b) Figure is actual and not rounded to nearest thousand.
(c) Reflects overall Series ratio for investment income and non-class specific expenses.
(d) Annualized.

    20                                     See Notes to Financial Statements

 Dryden Government Securities Trust        U.S. Treasury Money Market Series
                 Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
----------------------------------------------------------------------------------------------------------
                                         Year Ended November 30,
----------------------------------------------------------------------------------------------------------
      2002                 2001                 2000                 1999                 1998
----------------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
       0.014                0.040                0.053                0.043                0.049
      (0.014)              (0.040)              (0.053)              (0.043)              (0.049)
----------------     ----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        1.45%                4.14%                5.40%                4.37%                5.05%
    $  5.527             $  6,746             $  5,510             $  2,013             $    211(b)
    $  5,514             $  5,870             $  2,191             $  1,942             $    209(b)
        0.50%                0.49%(c)             0.48%                0.51%                0.51%
        0.50%                0.49%(c)             0.48%                0.51%                0.51%
        1.37%                4.04%(c)             5.31%                4.19%                4.91%

    See Notes to Financial Statements                                     21
                          www.jennisondryden.com    (800) 225-1852

FOR MORE INFORMATION

JennisonDryden Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Chief Legal Officer
   and Assistant Secretary
Deborah A. Docs, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

Series Symbols                 Nasdaq      CUSIP
--------------                 ------      -----
Money Market Series    Class A  PBGXX    262434301
                       Class Z  PGZXX    262434400
U.S. Treasury
Money Market Series    Class A  PUSXX    262434608
                       Class Z  PTZXX    262434707

The views expressed in this report and
information about the Trust's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2003, were not audited and, accordingly, no auditor's opinion is expressed on them.

MUTUAL FUNDS:

    ARE NOT INSURED BY THE FDIC OR ANY FEDERAL    MAY LOSE VALUE    ARE NOT A DEPOSIT OF OR GUARANTEED BY
    GOVERNMENT AGENCY                                               ANY BANK OR ANY BANK AFFILIATE

(LOGO)



Series Symbols                 Nasdaq     CUSIP
--------------                 ------     -----
Money Market Series    Class A  PBGXX    262434301
                       Class Z  PGZXX    262434400
U.S. Treasury
Money Market Series    Class A  PUSXX    262434608
                       Class Z  PTZXX    262434707


MF100E2    IFS-A081649

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dryden Government Securities Trust
(formerly, Prudential Government Securities Trust)

By: /s/ Deborah A. Docs
    ----------------------------------------------------------
    Deborah A. Docs
    Secretary

Date: August 7, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President

Date: August 7, 2003

By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer

Date: August 7, 2003



Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.